EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY METHOD INVESTMENTS [Abstract]
Summary of financial information for equity method investees
A summary of financial information for our equity method investees in the aggregate is as follows (in millions):

Year Ended December 31,[1]	2018	2017	2016
Net operating revenues	$75,482	$73,343	$58,054
Cost of goods sold	44,933	42,871	34,338
Gross profit	$30,549	$30,472	$23,716
Operating income	$7,511	$7,577	$5,652
Consolidated net income	$4,646	$4,545	$2,967
Less: Net income attributable to noncontrolling interests	101	120	78
Net income attributable to common shareowners	$4,545	$4,425	$2,889
Equity income (loss) — net	$1,008	$1,072	$835
[1] The financial information represents the results of the equity method investees during the Company's period of ownership.

December 31,	2018	2017
Current assets	$23,249	$25,034
Noncurrent assets	66,733	66,581
Total assets	$89,982	$91,615
Current liabilities	$18,100	$17,895
Noncurrent liabilities	29,144	29,987
Total liabilities	$47,244	$47,882
Equity attributable to shareowners of investees	$41,558	$41,782
Equity attributable to noncontrolling interests	1,180	1,952
Total equity	$42,738	$43,734
Company equity investment	$19,412	$20,863